Note 4 - Accounts Receivable - Components of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Receivable from Minera Juanicipio (see Note 14)	$ 658
Value added tax ("IVA" and "GST")	122	82
Other receivables	117	1
Current trade receivables	$ 897	$ 83